Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
Albemarle Corporation Retirement Savings Plan
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b) Identity	(c) Description	(d) Cost**	(e) Current Value
*	Albemarle Stock Fund	$.01 par value, 557,785 shares	$—	$78,893,108
	Northern Trust Collective S&P 500 Tier 3	Collective trust	—	155,461,017
	Invesco Stable Value Retirement Fund	Collective trust	—	54,472,705
	NT Collective Ext EQ Mkt	Collective trust	—	45,227,666
	Northern Trust Collective EAFE Indx T3	Collective trust	—	31,172,559
	Northern Trust Collective AGG BD IDX Tier 3	Collective trust	—	18,538,129
	Lifepath Index 2030 NL Fund M	Collective trust	—	8,353,938
	Lifepath Index 2035 NL Fund M	Collective trust	—	18,957,195
	Lifepath Index 2040 NL Fund M	Collective trust	—	16,932,493
	Lifepath Index 2045 NL Fund M	Collective trust	—	17,355,412
	Lifepath Index 2050 NL Fund M	Collective trust	—	19,245,906
	Lifepath Index 2055 NL Fund M	Collective trust	—	15,812,407
	Lifepath Index 2060 NL Fund M	Collective trust	—	9,873,379
	Lifepath Index 2065 NL Fund M	Collective trust	—	2,755,071
	Lifepath Index Retirement NL Fund M	Collective trust	—	8,253,681
	JP Morgan Large Cap Growth Fund R6	Mutual fund	—	79,801,476
	Vanguard Balanced Index Instl	Mutual fund	—	57,896,246
	Dodge & Cox Income	Mutual fund	—	22,474,123
	PGIM Jennison Small Company R6	Mutual fund	—	26,615,170
	Dodge & Cox Stock Fund	Mutual fund	—	26,941,656
	American EUPAC Fund	Mutual fund	—	20,621,912
	Vanguard Emerging Mkts Instl	Mutual fund	—	14,533,526
	Pimco Income Fund Instl GL	Mutual fund	—	8,964,350
	Brokerage Account	Brokerage securities	—	45,241,052
	NewMarket Common Stock Fund	$1.00 par value, 6,374 shares	—	4,380,267
	Tredegar Corporation Common Stock Fund	No par value, 5,121 shares	—	36,771
*	Merrill Lynch Bank Deposit Program	Interest-bearing, bank deposit account	—	44
	Settlement Fund	Pending settlement fund for self directed funds	—	17,231
	Total plan investments		—	$808,828,490
*	Notes receivable from participants	Terms from 1 - 20 years with interest rates from 3.25% to 9.50%	—	$5,388,354

* Denotes a party-in-interest to the Plan.
** Cost information is not required for participant directed investments.